Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Trade and Notes Payable
Trade payable	¥ 14,111,853		¥ 12,709,285
Notes payable	15,654,281		12,514,402
Total	¥ 29,766,134	$ 4,192,472	¥ 25,223,687